UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ZPR Investment Management, Inc.
Address: 1642 North Volusia Avenue
         Orange City, FL  32763

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ted Bauchle
Title:     Vice President
Phone:     386-775-1177

Signature, Place, and Date of Signing:

 /s/ Ted Bauchle     Orange City, FL     February 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $85,833 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108     5250   213100 SH       SOLE                   213100        0        0
BARRY R G CORP OHIO            COM              068798107     1737   156264 SH       SOLE                   156264        0        0
BLACK BOX CORP DEL             COM              091826107     1870    48860 SH       SOLE                    48860        0        0
BOOKS-A-MILLION INC            COM              098570104     2042   349129 SH       SOLE                   349129        0        0
BRIDGEPOINT ED INC             COM              10807M105     2516   132430 SH       SOLE                   132430        0        0
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204     1417    24475 SH       SOLE                    24475        0        0
CONTINUCARE CORP               COM              212172100     1370   292900 SH       SOLE                   292900        0        0
CORINTHIAN COLLEGES INC        COM              218868107     1880   360900 SH       SOLE                   360900        0        0
DDI CORP                       COM 0.0001 NEW   233162502     2902   246844 SH       SOLE                   246844        0        0
DIODES INC                     COM              254543101     1612    59710 SH       SOLE                    59710        0        0
DYNAMICS RESH CORP             COM              268057106     2452   182602 SH       SOLE                   182602        0        0
ENTEGRIS INC                   COM              29362U104      381    51100 SH       SOLE                    51100        0        0
FLEXSTEEL INDS INC             COM              339382103      922    51948 SH       SOLE                    51948        0        0
GSI TECHNOLOGY                 COM              36241U106     2240   276580 SH       SOLE                   276580        0        0
GT SOLAR INTL INC              COM              3623E0209     2843   311780 SH       SOLE                   311780        0        0
HEALTHSPRING INC               COM              42224N101     4370   164731 SH       SOLE                   164731        0        0
HELEN OF TROY CORP LTD         COM              G4388N106     1783    59975 SH       SOLE                    59975        0        0
IMPAX LABORATORIES INC         COM              45256B101     3439   171040 SH       SOLE                   171040        0        0
INTEGRATED SILICON SOLUTION    COM              45812P107     2696   335795 SH       SOLE                   335795        0        0
INTERDIGITAL INC               COM              45867G101    10580   254094 SH       SOLE                   254094        0        0
IXYS CORP                      COM              46600W106     1490   128260 SH       SOLE                   128260        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     6791  1519255 SH       SOLE                  1519255        0        0
NANOMETRICS INC                COM              630077105     3806   296685 SH       SOLE                   296685        0        0
NEWMARKET CORP                 COM              651587107     1931    15655 SH       SOLE                    15655        0        0
RADIOSHACK CORP                COM              750438103     1144    61918 SH       SOLE                    61918        0        0
RF MICRODEVICES INC            COM              749941100     3409   463850 SH       SOLE                   463850        0        0
RUDOLPH TECHNOLOGIES INC       COM              781270103      641    78007 SH       SOLE                    78007        0        0
SCICLONE PHARMACEUTICALS INC   COM              80862K104     2752   658390 SH       SOLE                   658390        0        0
SYNNEX CORP                    COM              87162W100     6589   211200 SH       SOLE                   211200        0        0
VSE CORP                       COM              918284100     2978    90210 SH       SOLE                    90210        0        0